AUDITORS' REMUNERATION (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Auditor's remuneration [abstract]
- audit and review fees: current year financial reports	$ 252,960	$ 260,645	$ 166,479
- audit and review fees: internal controls	0	20,590	38,297
Total auditors' remuneration	$ 252,960	$ 281,235	$ 204,776